Statement of Changes in Net Assets Available for Benefits - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions
Net investment income from plan interest in the GATX Corporation Master Trust	$ 3,483,914	$ 2,960,374
Contributions
Employer contributions	704,520	644,208
Participant contributions	2,032,288	1,851,078
Rollover contributions	55,227	99,360
Total contributions	2,792,035	2,594,646
Interest income on notes receivable from participants	58,572	62,991
Total additions	6,334,521	5,618,011
Deductions
Participant distributions and withdrawals	4,544,512	3,501,703
Administrative fees	8,515	8,043
Transfers to GATX Corporation Salaried Employees Retirement Savings Plan	129,477	168,289
Total deductions	4,682,504	3,678,035
Net increase	1,652,017	1,939,976
Net assets available for benefits at beginning of year	23,636,219	21,696,243
Net assets available for benefits at end of year	$ 25,288,236	$ 23,636,219